Federated Hermes Max-Cap Index Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.2%
		Communication Services—9.5%
25,327		Alphabet, Inc., Class A	$ 4,860,251
20,430		Alphabet, Inc., Class C	3,940,130
31,313		AT&T, Inc.	858,289
415	[2]	Charter Communications, Inc.	111,784
19,420		Comcast Corp., Class A	645,327
993		Electronic Arts, Inc.	151,423
1,938		Fox Corp., Class A	108,063
1,670		Fox Corp., Class B	85,404
6,379		Interpublic Group of Cos., Inc.	156,923
1,067		Match Group Holdings II LLC	36,566
9,448		Meta Platforms, Inc.	7,307,461
1,762	[2]	Netflix, Inc.	2,042,863
1,641		News Corp., Class A	48,114
485		News Corp., Class B	16,209
2,615		Paramount Global, Class B	32,871
737	[2]	Take-Two Interactive Software, Inc.	164,152
2,075		T-Mobile USA, Inc.	494,701
1,948	[2]	Trade Desk, Inc./The	169,398
18,347		Verizon Communications, Inc.	784,518
7,823		Walt Disney Co.	931,797
9,797	[2]	Warner Bros. Discovery, Inc.	129,026
		TOTAL	23,075,270
		Consumer Discretionary—9.9%
1,878	[2]	Airbnb, Inc.	248,666
41,117	[2]	Amazon.com, Inc.	9,625,901
947	[2]	Aptiv PLC	65,002
73	[2]	AutoZone, Inc.	275,092
1,118		Best Buy Co., Inc.	72,737
162		Booking Holdings, Inc.	891,658
8,432	[2]	Carnival Corp.	251,021
3,739	[2]	Chipotle Mexican Grill, Inc.	160,328
1,203		D. R. Horton, Inc.	171,837
509		Darden Restaurants, Inc.	102,650
660	[2]	Deckers Outdoor Corp.	70,072
149		Domino’s Pizza, Inc.	69,018
993	[2]	DoorDash, Inc.	248,498
2,006		eBay, Inc.	184,050
1,207		Expedia Group, Inc.	217,526
16,996		Ford Motor Co.	188,146
670		Garmin Ltd.	146,569
4,184		General Motors Co.	223,175
634		Hasbro, Inc.	47,651
1,034		Hilton Worldwide Holdings, Inc.	277,195
4,325		Home Depot, Inc.	1,589,481
1,476		Las Vegas Sands Corp.	77,342
1,123		LKQ Corp.	33,095
2,958		Lowe’s Cos., Inc.	661,320

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
481	[2]	Lululemon Athletica Inc.	$ 96,455
562		Marriott International, Inc., Class A	148,272
3,112		McDonald’s Corp.	933,818
900	[2]	MGM Resorts International	32,805
226	[2]	Mohawk Industries, Inc.	25,879
5,127		Nike, Inc., Class B	382,936
1,944	[2]	Norwegian Cruise Line Holdings Ltd.	49,689
13	[2]	NVR, Inc.	98,143
3,720	[2]	O’Reilly Automotive, Inc.	365,750
164		Pool Corp.	50,535
585		Ralph Lauren Corp.	174,769
571		Ross Stores, Inc.	77,964
1,087		Royal Caribbean Cruises, Ltd.	345,525
4,945		Starbucks Corp.	440,896
904		Tapestry, Inc.	97,659
11,852	[2]	Tesla, Inc.	3,653,616
4,859		TJX Cos., Inc.	605,091
2,307		Tractor Supply Co.	131,384
429	[2]	Ulta Beauty, Inc.	220,939
535		Williams-Sonoma, Inc.	100,072
383		Wynn Resorts Ltd.	41,758
1,210		Yum! Brands, Inc.	174,422
		TOTAL	24,146,407
		Consumer Staples—5.1%
7,330		Altria Group, Inc.	454,020
2,091		Archer-Daniels-Midland Co.	113,290
793		Brown-Forman Corp., Class B	22,878
536		Clorox Co.	67,300
3,527		Colgate-Palmolive Co.	295,739
3,388		Conagra Brands, Inc.	61,865
1,354		Constellation Brands, Inc., Class A	226,172
1,931		Costco Wholesale Corp.	1,814,445
957		Dollar General Corp.	100,389
860	[2]	Dollar Tree, Inc.	97,653
1,019		Estee Lauder Cos., Inc., Class A	95,113
2,383		General Mills, Inc.	116,719
644		Hershey Foods Corp.	119,868
1,170		Kellanova	93,401
8,355		Kenvue, Inc.	179,131
2,595		Keurig Dr Pepper, Inc.	84,727
2,304		Kimberly-Clark Corp.	287,124
3,760		Kraft Heinz Co./The	103,250
2,666		Kroger Co.	186,887
614		Lamb Weston Holdings, Inc.	35,041
1,100		McCormick & Co., Inc.	77,693
746		Molson Coors Beverage Company, Class B	36,345
5,635		Mondelez International, Inc.	364,528
4,798	[2]	Monster Beverage Corp.	281,883
5,966		PepsiCo, Inc.	822,831
6,773		Philip Morris International, Inc.	1,111,111
10,203		Procter & Gamble Co.	1,535,245
463		Smucker (J.M.) Co.	49,698

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
2,109		Sysco Corp.	$ 167,876
3,135		Target Corp.	315,068
856		The Campbell’s Co.	27,324
15,266		The Coca-Cola Co.	1,036,409
3,272		Tyson Foods, Inc., Class A	171,126
3,123		Walgreens Boots Alliance, Inc.	36,352
17,643		WalMart Inc.	1,728,661
		TOTAL	12,317,162
		Energy—2.8%
1,570		APA Corp.	30,285
4,311		Baker Hughes a GE Co. LLC	194,211
7,561		Chevron Corp.	1,146,550
5,494		ConocoPhillips	523,798
3,321		Coterra Energy, Inc., Class A	80,999
2,794		Devon Energy Corp.	92,817
74		Diamondback Energy, Inc.	11,001
3,265		EOG Resources, Inc.	391,865
2,605		EQT Corp.	140,019
942		Expand Energy Corp.	98,703
17,783		Exxon Mobil Corp.	1,985,294
6,250		Halliburton Co.	140,000
8,413		Kinder Morgan, Inc.	236,069
1,337		Marathon Petroleum Corp.	227,544
3,083		Occidental Petroleum Corp.	135,467
2,718		ONEOK, Inc.	223,175
1,773		Phillips 66	219,107
8,990		Schlumberger Ltd.	303,862
1,594		Targa Resources, Inc.	265,258
1,363		Valero Energy Corp.	187,153
5,313		Williams Cos., Inc.	318,514
		TOTAL	6,951,691
		Financials—13.3%
2,117		Aflac, Inc.	210,345
1,152		Allstate Corp.	234,144
2,408		American Express Co.	720,738
2,508		American International Group, Inc.	194,696
414		Ameriprise Financial, Inc.	214,531
626		Aon PLC	222,674
1,137		Apollo Global Management, Inc.	165,229
2,843		Arch Capital Group Ltd.	244,669
767		Arthur J. Gallagher & Co.	220,321
221		Assurant, Inc.	41,393
26,072		Bank of America Corp.	1,232,423
4,315		Bank of New York Mellon Corp.	437,757
7,753	[2]	Berkshire Hathaway, Inc., Class B	3,658,486
634		BlackRock, Inc.	701,210
3,175		Blackstone, Inc.	549,148
2,415	[2]	Block, Inc.	186,583
18		Brown & Brown	1,645
2,783		Capital One Financial Co.	598,345
456		Cboe Global Markets, Inc.	109,914
6,208		Charles Schwab Corp.	606,708

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,622		Chubb Ltd.	$ 431,517
680		Cincinnati Financial Corp.	100,307
8,128		Citigroup, Inc.	761,594
1,887		Citizens Financial Group, Inc.	90,048
1,973		CME Group, Inc.	549,046
618	[2]	Coinbase Global, Inc.	233,456
307	[2]	Corpay, Inc.	99,176
109		Erie Indemnity Co.	38,830
516		Everest Group Ltd.	173,273
165		FactSet Research Systems, Inc.	66,479
2,286		Fidelity National Information Services, Inc.	181,531
2,905		Fifth Third Bancorp	120,761
2,413	[2]	Fiserv, Inc.	335,262
1,349		Franklin Resources, Inc.	32,376
1,061		Global Payments, Inc.	84,827
1,279		Globe Life, Inc.	179,661
1,335		Goldman Sachs Group, Inc.	965,993
13,339		Huntington Bancshares, Inc.	219,160
1,884		Intercontinental Exchange, Inc.	348,220
1,948		Invesco Ltd.	40,927
11,692		JPMorgan Chase & Co.	3,463,638
4,292		KeyCorp	76,913
2,046		KKR & Co., Inc, Class COMMON	299,903
699		M&T Bank Corp.	131,901
543		Marketaxess Holdings, Inc.	111,587
2,144		Marsh & McLennan Cos., Inc.	427,085
3,530		Mastercard, Inc.	1,999,639
3,855		MetLife, Inc.	292,787
673		Moody’s Corp.	347,086
5,376		Morgan Stanley	765,865
539		MSCI, Inc., Class A	302,573
1,799		NASDAQ, Inc.	173,100
847		Northern Trust Corp.	110,110
4,232	[2]	PayPal Holdings, Inc.	290,992
1,721		PNC Financial Services Group, Inc.	327,455
898		Principal Financial Group, Inc.	69,891
2,551		Progressive Corp., OH	617,444
1,540		Prudential Financial, Inc.	159,513
790		Raymond James Financial, Inc.	132,033
3,912		Regions Financial Corp.	99,091
1,585		S&P Global, Inc.	873,493
2,350		State Street Corp.	262,612
1,656		Synchrony Financial	115,374
2,154		T. Rowe Price Group, Inc.	218,523
1,236		The Hartford Insurance Group, Inc.	153,746
986		The Travelers Cos., Inc.	256,597
5,699		Truist Financial Corp.	249,103
9,166		U.S. Bancorp	412,103
7,446		Visa, Inc., Class A	2,572,370
1,304		W. R. Berkley Corp.	89,728
14,161		Wells Fargo & Co.	1,141,801

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
431		Willis Towers Watson PLC	$ 136,114
		TOTAL	32,283,573
		Health Care—8.5%
6,740		Abbott Laboratories	850,521
7,687		AbbVie, Inc.	1,452,997
1,241		Agilent Technologies, Inc.	142,479
908	[2]	Align Technology, Inc.	117,141
2,340		Amgen, Inc.	690,534
1,247		Becton Dickinson & Co.	222,278
1,043	[2]	Biogen, Inc.	133,504
6,438	[2]	Boston Scientific Corp.	675,475
11,206		Bristol-Myers Squibb Co.	485,332
1,704		Cardinal Health, Inc.	264,495
751		Cencora, Inc.	214,846
3,220	[2]	Centene Corp.	83,945
972	[2]	Charles River Laboratories International, Inc.	164,890
3,858		CVS Health Corp.	239,582
2,772		Danaher Corp.	546,527
762	[2]	Davita, Inc.	106,962
1,706	[2]	Dexcom, Inc.	137,794
2,553	[2]	Edwards Lifesciences Corp.	202,478
983		Elevance Health, Inc.	278,268
3,283		Eli Lilly & Co.	2,429,650
461		GE HealthCare Technologies, Inc.	32,879
6,433		Gilead Sciences, Inc.	722,362
754		HCA Healthcare, Inc.	266,908
530	[2]	Henry Schein, Inc.	35,854
2,691	[2]	Hologic, Inc.	179,813
525		Humana, Inc.	131,182
350	[2]	IDEXX Laboratories, Inc.	187,008
699	[2]	Incyte Genomics, Inc.	52,348
1,560	[2]	Intuitive Surgical, Inc.	750,500
715	[2]	IQVIA Holdings, Inc.	132,890
10,470		Johnson & Johnson	1,724,828
364		Labcorp Holdings, Inc.	94,669
544		McKesson Corp.	377,286
5,581		Medtronic PLC	503,629
10,927		Merck & Co., Inc.	853,617
90	[2]	Mettler-Toledo International, Inc.	111,031
236	[2]	Molina Healthcare, Inc.	37,257
24,741		Pfizer, Inc.	576,218
452		Regeneron Pharmaceuticals, Inc.	246,548
638		ResMed, Inc.	173,498
513		Revvity, Inc.	45,093
602	[2]	Solventum Corp.	42,959
894		STERIS PLC	202,482
1,497		Stryker Corp.	587,917
1,163		The Cigna Group	310,963
1,362		Thermo Fisher Scientific, Inc.	636,980
3,948		UnitedHealth Group, Inc.	985,263
249		Universal Health Services, Inc., Class B	41,446
872	[2]	Vertex Pharmaceuticals, Inc.	398,391

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
5,561		Viatris, Inc.	$ 48,603
259	[2]	Waters Corp.	74,789
313		West Pharmaceutical Services, Inc.	74,888
2,077		Zimmer Biomet Holdings, Inc.	190,357
1,937		Zoetis, Inc.	282,395
		TOTAL	20,552,549
		Industrials—8.4%
2,342		3M Co.	349,473
1,179		Allegion PLC	195,620
1,005		Ametek, Inc.	185,774
2,125		Automatic Data Processing, Inc.	657,688
322	[2]	Axon Enterprise, Inc.	243,268
2,724	[2]	Boeing Co.	604,292
974		Broadridge Financial Solutions, Inc.	241,075
481	[2]	Builders Firstsource, Inc.	61,150
517		C.H. Robinson Worldwide, Inc.	59,620
3,470		Carrier Global Corp.	238,111
2,047		Caterpillar, Inc.	896,627
1,494		Cintas Corp.	332,490
1,526	[2]	Copart, Inc.	69,174
8,175		CSX Corp.	290,540
250		Cummins, Inc.	91,905
1,308		Deere & Co.	685,876
5,156		Delta Air Lines, Inc.	274,351
597		Dover Corp.	108,141
1,374		Eaton Corp. PLC	528,605
2,448		Emerson Electric Co.	356,209
540		Equifax, Inc.	129,724
596		Expeditors International of Washington, Inc.	69,279
2,339		Fastenal Co.	107,898
959		FedEx Corp.	214,327
3,056		Fortive Corp.	146,474
4,641		GE Aerospace	1,258,082
1,373		GE Vernova, Inc.	906,578
905	[2]	Generac Holdings, Inc.	176,194
1,096		General Dynamics Corp.	341,525
2,797		Honeywell International, Inc.	621,913
1,110		Howmet Aerospace, Inc.	199,545
232		Hubbell, Inc.	101,495
329		IDEX Corp.	53,795
1,160		Illinois Tool Works, Inc.	296,925
1,756		Ingersoll-Rand, Inc.	148,610
341		J. B. Hunt Transportation Services, Inc.	49,121
523		Jacobs Solutions, Inc.	74,198
2,864		Johnson Controls International PLC	300,720
814		L3Harris Technologies, Inc.	223,704
560		Leidos Holdings, Inc.	89,404
340		Lennox International, Inc.	207,060
1,142		Lockheed Martin Corp.	480,759
2,400		Masco Corp.	163,512
546		Norfolk Southern Corp.	151,788
366		Northrop Grumman Corp.	211,039

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
104		Old Dominion Freight Lines, Inc.	$ 15,522
1,717		Otis Worldwide Corp.	147,130
1,071		PACCAR, Inc.	105,772
556		Parker-Hannifin Corp.	406,936
1,395		Paychex, Inc.	201,340
685		Paycom Software, Inc.	158,605
1,852		Pentair PLC	189,274
339		Quanta Services, Inc.	137,678
884		Republic Services, Inc.	203,895
833		Rockwell Automation, Inc.	292,974
1,223		Rollins, Inc.	70,041
5,814		RTX Corp.	916,112
506		Smith (A.O.) Corp.	35,820
228		Snap-On, Inc.	73,231
2,480		Southwest Airlines Co.	76,706
673		Stanley Black & Decker, Inc.	45,528
786		Textron, Inc.	61,127
970		Trane Technologies PLC	424,938
244		TransDigm, Inc.	392,464
9,100	[2]	Uber Technologies, Inc.	798,525
2,600		Union Pacific Corp.	577,122
2,580	[2]	United Airlines Holdings, Inc.	227,840
3,193		United Parcel Service, Inc.	275,109
283		United Rentals North America, Inc.	249,872
1,079		Veralto Corp.	113,112
609		Verisk Analytics, Inc.	169,734
190		W.W. Grainger, Inc.	197,513
1,121		Waste Management, Inc.	256,888
745		Westinghouse Air Brake Technologies Corp.	143,077
1,059		Xylem, Inc.	153,153
		TOTAL	20,310,696
		Information Technology—32.7%
2,724		Accenture PLC	727,580
2,146	[2]	Adobe, Inc.	767,603
6,343	[2]	Advanced Micro Devices, Inc.	1,118,334
636	[2]	Akamai Technologies, Inc.	48,533
1,085	[2]	Ambiq Micro, Inc.	47,577
4,086		Amphenol Corp., Class A	435,200
2,158		Analog Devices, Inc.	484,752
64,995		Apple, Inc.	13,491,012
3,535		Applied Materials, Inc.	636,512
4,482	[2]	Arista Networks, Inc.	552,272
931	[2]	Autodesk, Inc.	282,195
20,461		Broadcom, Inc.	6,009,396
1,188	[2]	Cadence Design Systems, Inc.	433,109
573		CDW Corp.	99,920
17,312		Cisco Systems, Inc.	1,178,601
2,145		Cognizant Technology Solutions Corp.	153,925
3,354		Corning, Inc.	212,107
857	[2]	Crowdstrike Holdings, Inc.	389,567
1,390	[2]	Datadog, Inc.	194,572
1,304		Dell Technologies, Inc.	173,028

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
3,511	[2]	Enphase Energy, Inc.	$ 113,616
247	[2]	EPAM Systems, Inc.	38,954
634	[2]	F5, Inc.	198,708
106	[2]	Fair Isaac & Co., Inc.	152,292
2,765	[2]	Fortinet, Inc.	276,224
335	[2]	Gartner, Inc., Class A	113,448
2,375		Gen Digital, Inc.	70,039
1,244	[2]	GoDaddy, Inc.	201,006
5,716		Hewlett Packard Enterprise Co.	118,264
4,102		HP, Inc.	101,730
4,044		IBM Corp.	1,023,739
18,982		Intel Corp.	375,844
1,217		Intuit, Inc.	955,503
1,005		Jabil, Inc.	224,286
1,440	[2]	Keysight Technologies, Inc.	236,030
575		KLA Corp.	505,442
5,566		Lam Research Corp.	527,879
722		Microchip Technology, Inc.	48,800
4,863		Micron Technology, Inc.	530,748
32,115		Microsoft Corp.	17,133,353
50		Monolithic Power Systems, Inc.	35,562
726		Motorola Solutions, Inc.	318,699
885		NetApp, Inc.	92,155
106,126		NVIDIA Corp.	18,876,632
1,099		NXP Semiconductors NV	234,933
1,818	[2]	ON Semiconductor Corp.	102,462
6,556		Oracle Corp.	1,663,716
9,257	[2]	Palantir Technologies, Inc.	1,465,846
2,881	[2]	Palo Alto Networks, Inc.	500,142
522	[2]	PTC, Inc.	112,131
5,491		Qualcomm, Inc.	805,859
270		Roper Technologies, Inc.	148,608
4,600		Salesforce, Inc.	1,188,318
85		Seagate Technology Holdings PLC	13,346
901	[2]	ServiceNow, Inc.	849,751
2,191		Skyworks Solutions, Inc.	150,171
615	[2]	Synopsys, Inc.	389,584
1,290		TE Connectivity Plc	265,418
204	[2]	Teledyne Technologies, Inc.	112,408
698		Teradyne, Inc.	74,986
3,953		Texas Instruments, Inc.	715,730
188	[2]	Tyler Technologies, Inc.	109,897
743		Verisign, Inc.	199,770
1,518		Western Digital Corp.	119,451
1,408	[2]	Workday, Inc.	322,967
599	[2]	Zebra Technologies Corp., Class A	203,073
		TOTAL	79,453,315
		Materials—1.7%
569		Air Products & Chemicals, Inc.	163,804
512		Albemarle Corp.	34,739
22,137		Amcor PLC	206,981
340		Avery Dennison Corp.	57,042

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
1,207		Ball Corp.	$ 69,113
1,803		CF Industries Holdings, Inc.	167,373
4,454		Corteva, Inc.	321,267
1,821		DuPont de Nemours, Inc.	130,930
738		Eastman Chemical Co.	53,586
1,098		Ecolab, Inc.	287,412
6,250		Freeport-McMoRan, Inc.	251,500
1,113		International Flavors & Fragrances, Inc.	79,056
2,048		Linde PLC	942,612
1,119		LyondellBasell Industries N.V.	64,824
58		Martin Marietta Materials	33,343
1,380		Mosaic Co./The	49,694
6,733		Newmont Corp.	418,119
1,004		Nucor Corp.	143,642
389		Packaging Corp. of America	75,369
988		PPG Industries, Inc.	104,234
1,003		Sherwin-Williams Co.	331,873
601		Steel Dynamics, Inc.	76,664
575		Vulcan Materials Co.	157,935
		TOTAL	4,221,112
		Real Estate—1.9%
2,037		American Tower Corp.	424,490
619		Avalonbay Communities, Inc.	115,307
634		BXP, Inc.	41,483
1,417		Camden Property Trust	154,736
1,278	[2]	CBRE Group, Inc.	199,036
1,836	[2]	CoStar Group, Inc.	174,769
3,003		Crown Castle, Inc.	315,585
1,378		Digital Realty Trust, Inc.	243,134
426		Equinix, Inc.	334,482
1,488		Equity Residential Properties Trust	94,042
923		Extra Space Storage, Inc.	124,014
338		Federal Realty Investment Trust	31,150
4,441		Healthpeak Properties, Inc.	75,231
3,019		Host Hotels & Resorts, Inc.	47,459
2,481		Invitation Homes, Inc.	76,043
211		Iron Mountain, Inc.	20,543
2,944		Kimco Realty Corp.	62,501
509		Mid-American Apartment Communities, Inc.	72,497
2,990		ProLogis, Inc.	319,272
1,066		Public Storage	289,888
2,018		Realty Income Corp.	113,270
711		Regency Centers Corp.	50,765
468		SBA Communications, Corp.	105,169
2,036		Simon Property Group, Inc.	333,476
1,312		UDR, Inc.	51,549
1,964		Ventas, Inc.	131,942
4,598		VICI Properties, Inc.	149,895
2,703		Welltower, Inc.	446,184
		TOTAL	4,597,912
		Utilities—2.4%
3,098		AES Corp.	40,739

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
10		Ameren Corp.	$ 1,011
2,325		American Electric Power Co., Inc.	263,050
68		American Water Works Co., Inc.	9,536
1,302		CMS Energy Corp.	96,088
1,568		Consolidated Edison Co.	162,288
1,364		Constellation Energy Corp.	474,454
1,679		Dominion Energy, Inc.	98,138
1,738		DTE Energy Co.	240,557
4,343		Duke Energy Corp.	528,282
1,674		Edison International	87,249
1,942		Entergy Corp.	175,615
1,001		Evergy, Inc.	70,871
1,599		EverSource Energy	105,694
4,393		Exelon Corp.	197,421
2,235		FirstEnergy, Corp.	95,457
10,497		NextEra Energy, Inc.	745,917
2,048		NiSource, Inc.	86,938
1,572		NRG Energy, Inc.	262,838
17,389		P G & E Corp.	243,794
520		Pinnacle West Capital Corp.	47,122
3,217		PPL Corp.	114,815
2,171		Public Service Enterprises Group, Inc.	194,934
2,838		Sempra Energy	231,808
4,783		Southern Co.	451,898
2,085		Vistra Corp.	434,806
1,389		WEC Energy Group, Inc.	151,512
2,510		Xcel Energy, Inc.	184,334
		TOTAL	5,797,166
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,062,155)	233,706,853
		INVESTMENT COMPANY—3.5%
8,478,419		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[3] (IDENTIFIED COST $8,478,419)	8,478,419
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $60,540,574)	242,185,272
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	619,552
		NET ASSETS—100%	$242,804,824
At July 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	29	$9,242,663	September 2025	$406,671
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$6,142,743
Purchases at Cost	$26,445,749
Proceeds from Sales	$(24,110,073)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$8,478,419
Shares Held as of 7/31/2025	8,478,419
Dividend Income	$274,050

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,242,663 at July 31, 2025, which represents 3.8% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.0%.

2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.